UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Global Technology Fund

Investor Class (PRGTX)

This annual shareholder report contains important information about Global Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - Investor Class	$106	0.93%

What drove fund performance during the past 12 months?

  Global technology stocks advanced, supported by easing trade tensions, resilient earnings momentum in artificial intelligence (AI) and digital advertising, and growing expectations for U.S. Federal Reserve rate cuts later in the year.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2025. NVIDIA benefited from strong demand for its graphics processing units (GPUs) to power AI data centers, including its Blackwell GPUs for large language models and generative AI. Shares were also boosted by a series of partnership announcements and reports that the company may soon be allowed to sell its H200 chips in China. Shares of Broadcom advanced on strong demand for the company’s application-specific integrated chips for hyperscale data centers and solid performance in its infrastructure software business. Investors were also encouraged by its partnership with OpenAI to collaborate on custom AI accelerators.

  Globant, a provider of digital platform and engineering services, and software-as-a-service provider ServiceNow detracted on an absolute basis. Globant shares declined after management issued disappointing 2025 revenue guidance, citing a slowdown in client spending on nonessential information technology projects. ServiceNow shares were pressured by investors’ concerns that advances in AI could reduce demand for the company’s core services.

  We remain focused on applying our adaptable framework to identify companies that provide mission-critical technologies, are participating in secular growth markets, and are demonstrating improving fundamentals at reasonable valuations. This disciplined approach positions us to capitalize on opportunities across all phases throughout the technology sector, including the responsible navigation of AI.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,580	10,024	10,149
2016	9,816	10,123	9,972
2016	11,209	10,660	11,319
2016	10,664	10,786	11,220
2017	12,544	11,532	12,679
2017	13,665	12,024	13,515
2017	14,762	12,647	14,714
2017	15,681	13,372	15,906
2018	16,398	13,244	16,411
2018	16,743	13,314	17,045
2018	15,793	13,884	18,075
2018	14,192	12,113	14,982
2019	17,170	13,588	17,799
2019	17,694	14,079	18,729
2019	17,159	14,075	19,218
2019	19,034	15,335	22,007
2020	17,369	12,059	18,994
2020	23,854	14,376	24,693
2020	27,672	15,545	27,827
2020	33,430	17,828	32,044
2021	33,613	18,643	32,616
2021	38,679	20,021	36,054
2021	38,643	19,810	36,248
2021	36,790	21,133	40,813
2022	27,430	20,000	36,619
2022	18,466	16,868	28,681
2022	17,535	15,717	26,596
2022	16,365	17,252	28,131
2023	20,240	18,512	33,878
2023	23,399	19,656	38,511
2023	21,819	18,987	36,140
2023	25,516	21,082	42,485
2024	29,424	22,810	47,606
2024	32,143	23,464	53,021
2024	32,420	25,016	53,613
2024	33,967	24,769	55,906
2025	30,205	24,441	49,397
2025	37,305	27,258	60,900
2025	42,418	29,336	68,672
2025	43,232	30,302	70,651

202501-4140694, 202601-5113111

F132-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Technology Fund (Investor Class)	27.28%	5.28%	15.77%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	26.37	17.13	21.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,663,004
  Number of Portfolio Holdings87
  Investment Advisory Fees Paid (000s)$36,075
  Portfolio Turnover Rate34.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Digital Systems	19.4%
Processors	13.9
Infrastructure and Developer Tool Software	11.8
Consumer Electronics	8.4
Foundry	6.6
Semiconductor Capital Equipment	6.3
Memory	4.6
Payments	2.3
U.S. Internet Media/Advertising	2.2
Other	24.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	19.4%
Apple	8.4
Broadcom	6.8
Microsoft	6.0
Taiwan Semiconductor Manufacturing	6.0
Advanced Micro Devices	3.4
ASML Holding	3.4
Samsung Electronics	2.7
AppLovin	2.2
Databricks	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Technology Fund

Investor Class (PRGTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global Technology Fund

I Class (PGTIX)

This annual shareholder report contains important information about Global Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - I Class	$89	0.78%

What drove fund performance during the past 12 months?

  Global technology stocks advanced, supported by easing trade tensions, resilient earnings momentum in artificial intelligence (AI) and digital advertising, and growing expectations for U.S. Federal Reserve rate cuts later in the year.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2025. NVIDIA benefited from strong demand for its graphics processing units (GPUs) to power AI data centers, including its Blackwell GPUs for large language models and generative AI. Shares were also boosted by a series of partnership announcements and reports that the company may soon be allowed to sell its H200 chips in China. Shares of Broadcom advanced on strong demand for the company’s application-specific integrated chips for hyperscale data centers and solid performance in its infrastructure software business. Investors were also encouraged by its partnership with OpenAI to collaborate on custom AI accelerators.

  Globant, a provider of digital platform and engineering services, and software-as-a-service provider ServiceNow detracted on an absolute basis. Globant shares declined after management issued disappointing 2025 revenue guidance, citing a slowdown in client spending on nonessential information technology projects. ServiceNow shares were pressured by investors’ concerns that advances in AI could reduce demand for the company’s core services.

  We remain focused on applying our adaptable framework to identify companies that provide mission-critical technologies, are participating in secular growth markets, and are demonstrating improving fundamentals at reasonable valuations. This disciplined approach positions us to capitalize on opportunities across all phases throughout the technology sector, including the responsible navigation of AI.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	488,244	510,239	500,902
3/31/17	574,231	545,487	566,036
6/30/17	625,528	568,797	603,382
9/30/17	676,087	598,272	656,907
12/31/17	718,471	632,554	710,125
3/31/18	751,750	626,471	732,671
6/30/18	767,536	629,814	760,950
9/30/18	724,444	656,750	806,960
12/31/18	651,172	573,002	668,876
3/31/19	787,811	642,766	794,620
6/30/19	812,364	665,982	836,137
9/30/19	787,811	665,809	857,986
12/31/19	874,395	725,406	982,488
3/31/20	798,012	570,422	847,985
6/30/20	1,096,599	680,051	1,102,422
9/30/20	1,272,332	735,341	1,242,307
12/31/20	1,537,605	843,320	1,430,613
3/31/21	1,546,587	881,871	1,456,147
6/30/21	1,780,119	947,071	1,609,622
9/30/21	1,778,996	937,086	1,618,281
12/31/21	1,693,545	999,649	1,822,063
3/31/22	1,263,450	946,060	1,634,837
6/30/22	850,762	797,902	1,280,442
9/30/22	807,970	743,488	1,187,391
12/31/22	754,183	816,074	1,255,903
3/31/23	933,751	875,694	1,512,452
6/30/23	1,079,649	929,788	1,719,325
9/30/23	1,007,074	898,152	1,613,445
12/31/23	1,178,412	997,257	1,896,721
3/31/24	1,359,475	1,078,996	2,125,341
6/30/24	1,485,921	1,109,955	2,367,120
9/30/24	1,499,388	1,183,366	2,393,551
12/31/24	1,571,215	1,171,664	2,495,913
3/31/25	1,397,633	1,156,145	2,205,327
6/30/25	1,726,840	1,289,410	2,718,860
9/30/25	1,964,767	1,387,699	3,065,825
12/31/25	2,002,925	1,433,384	3,154,204

202501-4140694, 202601-5113111

F232-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Technology Fund (I Class)	27.48%	5.43%	16.50%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	12.29
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	26.37	17.13	22.47

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,663,004
  Number of Portfolio Holdings87
  Investment Advisory Fees Paid (000s)$36,075
  Portfolio Turnover Rate34.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Digital Systems	19.4%
Processors	13.9
Infrastructure and Developer Tool Software	11.8
Consumer Electronics	8.4
Foundry	6.6
Semiconductor Capital Equipment	6.3
Memory	4.6
Payments	2.3
U.S. Internet Media/Advertising	2.2
Other	24.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	19.4%
Apple	8.4
Broadcom	6.8
Microsoft	6.0
Taiwan Semiconductor Manufacturing	6.0
Advanced Micro Devices	3.4
ASML Holding	3.4
Samsung Electronics	2.7
AppLovin	2.2
Databricks	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Technology Fund

I Class (PGTIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGTX Global Technology Fund
PGTIX Global Technology
Fund–
.
I Class

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20.86 $ 15.67 $ 10.05 $ 23.31 $ 27.32
Investment activities
Net investment loss
(1)(2)
(0.12) (0.10) (0.06) (0.10) (0.22)
Net realized and unrealized
gain/loss 5.81 5.29 5.68 (12.83) 2.67
Total from investment
activities 5.69 5.19 5.62 (12.93) 2.45
Distributions
Net realized gain — — — (0.33) (6.46)
NET AS SET VALUE
End of period $ 26.55 $ 20.86 $ 15.67 $ 10.05 $ 23.31
Ratios/Supplemental Data
Total return
(2)(3)
27.28% 33.12% 55.92% (55.52)% 10.05%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.93% 0.92% 0.94% 0.95% 0.86%
Net expenses after
waivers/payments by Price
Associates 0.93% 0.92% 0.94% 0.95% 0.86%
Net investment loss (0.52)% (0.51)% (0.45)% (0.69)% (0.73)%
Portfolio turnover rate 34.6% 31.4% 53.9% 44.7% 81.0%
Net assets, end of period (in
millions) $2,950 $2,621 $2,397 $1,804 $7,458
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 21.00 $ 15.75 $ 10.08 $ 23.35 $ 27.39
Investment activities
Net investment loss
(1)(2)
(0.09) (0.07) (0.04) (0.07) (0.19)
Net realized and unrealized
gain/loss 5.86 5.32 5.71 (12.87) 2.67
Total from investment
activities 5.77 5.25 5.67 (12.94) 2.48
Distributions
Net realized gain — — — (0.33) (6.52)
NET ASSET VALUE
End of period $ 26.77 $ 21.00 $ 15.75 $ 10.08 $ 23.35
Ratios/Supplemental Data
Total return
(2)(3)
27.48% 33.33% 56.25% (55.47)% 10.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.78% 0.79% 0.79% 0.75%
Net expenses after
waivers/payments by Price
Associates 0.78% 0.78% 0.79% 0.79% 0.75%
Net investment loss (0.37)% (0.37)% (0.30)% (0.55)% (0.62)%
Portfolio turnover rate 34.6% 31.4% 53.9% 44.7% 81.0%
Net assets, end of period (in
millions) $2,713 $1,941 $1,461 $1,067 $1,363
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.3%
BUSINESS SERVICES  0.8%
Information Services  0.8%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $38,692 (1)(2)(3) 89,982 43,472
Total Business Services 43,472
ENERGY  0.5%
Energy  0.5%
First Solar (2) 97,186 25,388
Total Energy 25,388
FINANCIAL SERVICES  4.1%
Other Financial Services  1.8%
Circle Internet Group (2) 148,876 11,806
Coinbase Global, Class A (2) 97,110 21,960
NU Holdings, Class A (2) 2,147,133 35,943
Robinhood Markets, Class A (2) 296,367 33,519
103,228
Payments  2.3%
Adyen (EUR) (2) 45,582 73,504
Block (2) 491,648 32,001
Wise, Class A (GBP) (2) 1,935,621 23,189
128,694
Total Financial Services 231,922
HARDWARE  10.1%
Consumer Electronics  8.4%
Apple  1,738,551 472,642
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)
(2)(3) 2,456,552 762
473,404
Contract Manufacturing  0.4%
Hon Hai Precision Industry (TWD)  2,889,000 21,177
21,177
Electronic Equipment and Components  0.3%
Lumentum Holdings (2) 41,400 15,260
15,260
Enterprise Hardware  1.0%
Cognex  691,704 24,888

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Keyence (JPY)  87,000 31,470
56,358
Total Hardware 566,199
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 381
Total Health Care 381
INDUSTRIALS  0.8%
Automobile Manufacturers  0.8%
Tesla (2) 97,921 44,037
Total Industrials 44,037
INTERNET  6.2%
China Internet Media/Advertising  0.6%
Tencent Holdings (HKD)  454,500 34,880
34,880
China Internet Retail  0.9%
Alibaba Group Holding, ADR (4) 201,623 29,554
PDD Holdings, ADR (2) 165,601 18,777
48,331
Rest of World Internet Retail  0.9%
MercadoLibre (2) 10,242 20,630
Sea, ADR (2) 254,372 32,450
53,080
U.S. Internet Media/Advertising  2.2%
AppLovin, Class A (2) 184,780 124,508
124,508
U.S. Internet Services  1.6%
Canva, Class B, Acquisition Date: 11/24/20 - 12/22/21,
Cost $59,459 (1)(2)(3) 43,481 71,576
DoorDash, Class A (2) 89,097 20,178
91,754
Total Internet 352,553
IT SERVICES  0.2%
IT Services  0.2%
Globant (2)(4) 199,768 13,059
Total IT Services 13,059

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MEDIA & ENTERTAINMENT  1.5%
Direct-to-Consumer Subscription Services  0.5%
Netflix (2) 274,290 25,717
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,528
28,245
Video Gaming  1.0%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(2)(3) 55,593 28,749
Nintendo (JPY)  386,000 26,061
54,810
Total Media & Entertainment 83,055
SEMICONDUCTORS  53.0%
Analog Semiconductors  0.8%
Analog Devices  175,142 47,498
47,498
Digital Systems  19.4%
NVIDIA  5,889,172 1,098,331
1,098,331
Foundry  6.6%
Taiwan Semiconductor Manufacturing (TWD)  6,858,300 337,135
Tower Semiconductor (2) 288,000 33,817
370,952
Memory  4.6%
Samsung Electronics (KRW)  1,804,192 151,218
SK hynix (KRW)  237,487 107,553
258,771
Microcontrollers  1.4%
Infineon Technologies (EUR)  1,819,435 79,384
79,384
Processors  13.9%
Advanced Micro Devices (2) 908,122 194,483
ARM Holdings, ADR (2)(4) 248,240 27,135
Broadcom  1,115,201 385,971
Credo Technology Group Holding (2) 157,159 22,614
Intel (2) 2,774,887 102,393
Lattice Semiconductor (2) 774,812 57,011
789,607

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductor Capital Equipment  6.3%
ASM International (EUR)  64,291 38,921
ASML Holding (EUR)  177,565 191,330
BE Semiconductor Industries (EUR)  293,192 45,837
Entegris  477,614 40,239
Lam Research  84,500 14,465
Teradyne  123,400 23,885
354,677
Total Semiconductors 2,999,220
SOFTWARE  18.3%
Back-Office Applications Software  1.6%
Samsara, Class A (2) 348,853 12,367
SAP (EUR)  332,104 80,691
93,058
Collaboration and Productivity Software  1.0%
ServiceNow (2) 310,805 47,612
Strategy (2)(4) 66,033 10,034
57,646
Design Software  1.7%
Cadence Design Systems (2) 133,056 41,591
Synopsys (2) 122,073 57,340
98,931
Front-Office Applications Software  0.4%
HubSpot (2) 56,875 22,824
22,824
Industry-Specific Software  1.2%
Shopify, Class A (2) 430,962 69,372
69,372
Infrastructure and Developer Tool Software  10.9%
Arista Networks (2) 440,082 57,664
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $5,483 (1)(2)(3) 342,512 65,077
Datadog, Class A (2) 246,000 33,453
Microsoft  705,423 341,157
Oracle  442,392 86,227
Snowflake (2) 150,442 33,001
616,579
Security Software  1.5%
Crowdstrike Holdings, Class A (2) 51,984 24,368
CyberArk Software (2) 77,163 34,420

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Zscaler (2) 124,992 28,113
86,901
Total Software 1,045,311
TELECOM EQUIPMENT  0.8%
Wireline Equipment  0.8%
Ciena (2) 202,000 47,242
Total Telecom Equipment 47,242
Total Common Stocks (Cost $2,742,554) 5,451,839
CONVERTIBLE PREFERRED STOCKS  3.8%
BUSINESS SERVICES  0.5%
Information Services  0.5%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $2,511 (1)
(2)(3) 8,184 3,954
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $6,378 (1)(2)(3) 19,395 13,488
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $5,168 (1)
(2)(3) 10,496 7,299
Total Business Services 24,741
FINANCIAL SERVICES  0.1%
Other Financial Services  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)
(2)(3) 882,194 6,458
Total Financial Services 6,458
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)
(2)(3) 209,351 381
Total Health Care 381
INDUSTRIALS  0.3%
Transportation Technology Services  0.3%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)
(3) 218,364 3,339
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)
(2)(3) 85,888 13,326
Total Industrials 16,665

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET  0.6%
China Internet Media/Advertising  0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $5,238 (1)
(2)(3) 106,272 34,553
34,553
U.S. Internet Services  0.0%
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $86 (1)(2)
(3) 50 83
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)
(3) 427,147 1,247
1,330
Total Internet 35,883
MEDIA & ENTERTAINMENT  0.1%
Direct-to-Consumer Subscription Services  0.1%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 6,696
Total Media & Entertainment 6,696
SOFTWARE  2.2%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $19,390 (1)(2)(3) 103,534 5,122
5,122
Front-Office Applications Software  1.2%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $38,695 (1)(2)(3) 274,498 69,840
69,840
Infrastructure and Developer Tool Software  0.9%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)
(2)(3) 2,784 529
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $12,844 (1)(2)(3) 174,786 33,210
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)
(2)(3) 72,147 13,708
DataRobot, Series F, Acquisition Date: 10/27/20,
Cost $15,838 (1)(2)(3) 1,205,132 1,904
DataRobot, Series G, Acquisition Date: 6/11/21,
Cost $12,075 (1)(2)(3) 441,318 697
50,048
Total Software 125,010
Total Convertible Preferred Stocks (Cost $182,231) 215,834

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.77% (5)(6) 428,100 428
Total Short-Term Investments (Cost $428) 428
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (5)(6) 19,473,861 19,474
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 19,474
Total Securities Lending Collateral (Cost $19,474) 19,474
Total Investments in Securities
100.4% of Net Assets
(Cost $2,944,687) $ 5,687,575
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $428,379 and represents 7.6% of net assets.
(4) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Global Technology Fund

JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 9++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 358++
Totals $ —# $ — $ 367+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 16,289  ¤  ¤ $ 428
T. Rowe Price Treasury
Reserve Fund, 3.75% 7  ¤  ¤ 19,474
Total $ 19,902^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $367 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,902.

T. ROWE PRICE Global Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,944,687) $ 5,687,575
Receivable for shares sold 6,796
Receivable for investment securities sold 1,692
Dividends receivable 1,217
Foreign currency (cost $49) 49
Other assets 335
Total assets 5,697,664
Liabilities
Obligation to return securities lending collateral 19,474
Payable for shares redeemed 10,944
Investment management fees payable 3,523
Due to affiliates 276
Payable to directors 4
Other liabilities 439
Total liabilities 34,660
NET ASSETS $ 5,663,004

T. ROWE PRICE Global Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,754,084
Paid-in capital applicable to 212,443,737 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,908,920
NET ASSETS $ 5,663,004
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,949,524; Shares outstanding:
111,083,009) $ 26.55
I Class
(Net assets: $2,713,480; Shares outstanding:
101,360,728) $ 26.77

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,859) $ 19,691
Securities lending 294
Other 10
Total income 19,995
Expenses
Investment management 36,075
Shareholder servicing
Investor Class $ 4,649
I Class 625 5,274
Prospectus and shareholder reports
Investor Class 81
I Class 30 111
Custody and accounting 410
Registration 129
Legal and audit 123
Directors 15
Miscellaneous 257
Total expenses 42,394
Net investment loss (22,399)

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 431,774
Foreign currency transactions 272
Net realized gain 432,046
Change in net unrealized gain / loss
Securities 799,977
Other assets and liabilities denominated in foreign currencies 33
Change in net unrealized gain / loss 800,010
Net realized and unrealized gain / loss 1,232,056
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,209,657

T. ROWE PRICE Global Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (22,399) $ (20,048)
Net realized gain 432,046 533,543
Change in net unrealized gain / loss 800,010 715,740
Increase in net assets from operations 1,209,657 1,229,235
Capital share transactions
*
Shares sold
Investor Class 478,350 474,590
I Class 651,899 359,103
Shares redeemed
Investor Class (791,055) (985,023)
I Class (447,718) (374,249)
Decrease in net assets from capital share
transactions (108,524) (525,579)
Net Assets
Increase during period 1,101,133 703,656
Beginning of period 4,561,871 3,858,215
End of period $ 5,663,004 $ 4,561,871
*Share information (000s)
Shares sold
Investor Class 20,321 26,067
I Class 28,737 19,349
Shares redeemed
Investor Class (34,886) (53,410)
I Class (19,828) (19,655)
Decrease in shares outstanding (5,656) (27,649)

T. ROWE PRICE Global Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global
Technology Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has two classes of shares: the
Global Technology Fund, Inc. (Investor Class) and the Global Technology
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Global Technology Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Technology Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Global Technology Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Global Technology Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,996,944 $ 1,242,350 $ 212,545 $ 5,451,839
Convertible Preferred Stocks — — 215,834 215,834
Short-Term Investments 428 — — 428
Securities Lending Collateral 19,474 — — 19,474
Total $ 4,016,846 $ 1,242,350 $ 428,379 $ 5,687,575

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $111,694,000 for the year ended December 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 175,047 $ 51,880 $ 38,693 $ (53,075) $ 212,545
Convertible Preferred Stocks 111,532 74,404 46,374 (16,476) 215,834
Total $ 286,579 $ 126,284 $ 85,067 $ (69,551) $ 428,379

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 212,545 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.1x
- 5.6x
5.4x Increase
Sales growth
rate
10% 10% Increase
Enterprise
value to gross
profit multiple
4.9x
- 9.4x
7.8x Increase
Gross profit
growth rate
7% 7% Increase
Probability
for potential
outcome
25%
- 50%
33% Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 215,834 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Market
comparable
Premium for
liquidation
preference
-# -# -#

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.1x
- 30.7x
7.2x Increase
Sales growth
rate
10%
- 111%
32% Increase
Enterprise
value to gross
profit multiple
6.2x
- 9.4x
7.7x Increase
Gross profit
growth rate
7%
- 24%
14% Increase
Enterprise
value to
EBITDA
multiple
8.9x
- 26.2x
17.6x Increase
EBITDA growth
rate
170% 170% Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Price-to-
earnings
multiple
15.0x
- 15.9x
15.5x Increase
Earnings
growth rate
17% 17% Increase
Probability
for potential
outcome
10%
- 70%
33% Increase
Cost of capital 30% 30% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
50% 50% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
10%
- 100%
14% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $24,184,000; the aggregate value of collateral was $25,088,000 and consisted of cash collateral and related investments of
$19,474,000 and U.S. government securities of $5,614,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,705,480,000 and
$1,837,254,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Global Technology Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
There were no distributions in the years ended December 31, 2025 and
December 31, 2024.
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments $ 2,949,930
Unrealized appreciation $ 2,935,119
Unrealized depreciation (197,474)
Net unrealized appreciation (depreciation) $ 2,737,645

T. ROWE PRICE Global Technology Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2025, the fund utilized $431,616,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Net unrealized appreciation (depreciation) $ 2,737,645
Loss carryforwards and deferrals (983,561)
Total distributable earnings (loss) $ 1,754,084

T. ROWE PRICE Global Technology Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio)
to
exceed its expense
limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Global Technology Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $2,645,000 for T. Rowe Price Services, Inc.; and $178,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class I Class
Expense limitation/I Class Limit 1.09% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Global Technology Fund

of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 337,231 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Global Technology Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global
Technology Fund, Inc
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Technology Fund, Inc.
(the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $15,590,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $9,836,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F132-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026